BEA STRATEGIC INCOME FUND, INC.
153 EAST 53RD STREET
NEW YORK, NY 10022

--------------------------------------------------------------------------------
OFFICERS AND DIRECTORS
Daniel H. Sigg                   Michael A. Pignataro
Chairman and Chief               Vice President
Executive Officer                Richard J. Lindquist

Robert J. Moore                  Vice President
President and Chief              Hal Liebes
Investment Officer               Secretary

Prof. Enrique R. Arzac           Harvey M. Rosen
Director                         Treasurer

Lawrence J. Fox                  Paul P. Stamler
Director                         Assistant Treasurer

James S. Pasman, Jr.             John M. Corcoran
Director                         Assistant Treasurer
--------------------------------------------------------------------------------
INVESTMENT ADVISER
BEA Associates
153 East 53rd Street
New York, NY 10022
--------------------------------------------------------------------------------
ADMINISTRATOR
Chase Global Funds Services Company
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------------------------------
CUSTODIAN
The Chase Manhattan Bank, N.A.
770 Broadway
New York, New York 10003
--------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT
The Chase Manhattan Bank, N.A.
770 Broadway
New York, New York 10003
Phone 1-800-428-8890
--------------------------------------------------------------------------------
LEGAL COUNSEL
Willkie Farr & Gallagher
153 East 53rd Street
New York, NY 10022
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
160 Federal Street
Boston, Massachusetts 02110
--------------------------------------------------------------------------------
INCREASE YOUR FUND HOLDINGS THROUGH DIVIDEND REINVESTMENT AND DIRECT CASH PURCHASES
The Fund offers the opportunity for all shareholders to participate in the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"). Under the Plan, participating shareholders receive, in lieu of cash dividends, common stock of the Fund. In addition, participants in the Plan have the option of making voluntary cash payments of $100 to $3,000 (per investment period), plus any dividends received in cash, to the Plan Agent to purchase Fund shares in the open market. A brochure further describing the Plan and additional information concerning terms and conditions, and any applicable charges relating to the Plan, can be obtained from the Plan's agent at (800) 428-8890.



IIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIII

                        BEA STRATEGIC INCOME FUND, INC.

IIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIII





                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1995

BEA Strategic Income Fund, Inc.


-------
To Our Shareholders:

We are pleased to report on the results of the BEA Strategic Income Fund, Inc. (the "Fund") for the quarter ended September 30, 1995.
  At September 30, 1995 the Fund's net asset value (NAV) was $9.82, compared to an NAV of $9.69 at June 30, 1995. As a result, the Fund's total return (assuming reinvestment of dividends) was 3.45%. For the 12-month period ended September 30, 1995 the Fund posted a 13.47% return.
  In an increasingly positive interest rate environment, and in the wake of very strong performance during the first half of the year, the bond market in the third quarter was notable mainly for its tranquillity. Quarterly returns for all the domestic investment grade sectors were clustered quite close together, ranging from 1.76% for government bonds to 2.36% for corporates, with mortgages falling approximately in the middle. High yield bonds were the best domestic performers during the quarter, returning 3.01%. In each of these sectors, the return consisted almost entirely of coupon; there was little opportunity for significant capital gain, as spreads were virtually unchanged over the course of the quarter.
  This reflects a settling in, as fixed income investors continue to perceive a relatively benign investing environment. Recently released economic statistics have served to reinforce this positive impression, showing continued slow and steady growth with subdued inflation. The yield curve flattened during the quarter, as the yield on the benchmark 30-year Treasury bond declined by about 14 basis points to just under 6.5%, while the yield on the 2-year Treasury note was unchanged at 5.8%.
  At the beginning of the third quarter, we perceived good value in the mortgage market, as the effects of a continued rally were priced into the market. As it has turned out thus far, the portfolio benefited from the excess yield in this sector, but the anticipated capital gains have yet to develop. We continue to believe that this sector will perform well and will maintain our current allocation.
  The U.S. High Yield market posted positive performance in the third quarter of 1995 with new cash buyers continuing to enter the market and with high yield spreads remaining unchanged versus Treasuries as interest rates drifted lower. This resulted in principal price increases of 0.76% which combined with coupon income of 2.25% for a 3.01% return as measured by the Salomon Brothers High Yield Market Index. The high quality sectors of the high yield market outperformed slightly during the quarter with BB-rated issues posting a total return of 3.01% versus 2.96% for B-rated issues and 2.70% for CCC-rated issues. During the quarter the cash pay sector posted a total return of 2.98% versus 3.32% for the deferred interest sector and 3.23% for the bankrupt sector. High yield mutual fund investors continued to enter the market, with AMG Data Services reporting inflows of $2.6 billion during the quarter. Net high yield fund inflows of $7.9 billion for year-to-date 1995 can be compared with net inflows of $1.8 billion for the year-to-date 1994. New issuance for the quarter totaled $12.0 billion and for 1995 year-to-date totaled $29.9 billion versus $32.0 billion for year-to-date 1994.
  Our long term outlook continues to be positive for the credit fundamentals of many high yield issuers, including cyclical sectors such as paper and chemicals. We also remain positive on selected gaming companies, particularly in Atlantic City and Las Vegas, and on industry sectors such as health care and cable where we have seen continued merger activity. The expectation of lower interest rates has also benefited the high yield sector as money has continued to flow into the market from yield seeking investors. Our strategy continues to be focused on opportunistically investing in companies that we believe offer operating performance improvement and de-leveraging potential over the longer term.

  Our overall view on the market is essentially unchanged since our last report. We continue to expect that liquidity in the market will be sufficient to favor our portfolio structure. We will continue to focus on high yield investments maintaining our current 70% allocation. We will maintain our current allocation to non-U.S. dollar investments. The benign economic environment and moderate inflation levels in Europe suggest a favorable interest rate outlook. We will continue to hedge our currency exposure in expectation of continued strength in the dollar. In addition, hedged European bonds offers substantial yield enhancement. Within the investment grade sector, we will continue to focus on high yielding, short maturity mortgage and asset backed securities.
  We appreciate your interest in the Fund and would be pleased to respond to your questions or comments. Any questions regarding net asset value, performance, dividends, portfolio allocations, or management can be directed to BEA Associates at (800) 293-1232. All other inquiries regarding account information or requests for a prospectus or other reports should be directed to the Shareholder Servicing Agent at (800) 428-8890.

Respectfully,


Robert J. Moore
President and Chief Investment Officer

November 6, 1995

PORTFOLIO OF INVESTMENTS (UNAUDITED)

-------
September 30, 1995

                                                          Face
                                                Moody's  Amount
                                                Ratings  (000)     Value
---------------------------------------------------------------------------
------------
 DOMESTIC SECURITIES (84.1%)
---------------------------------------------------------------------------
------------
 CORPORATE OBLIGATIONS (66.9%)
---------------------------------------------------------------------------
------------
 COMMUNICATIONS (14.0%)
          (/4/) Adelphia Communications
                 Series B, Sr.
                 Notes
                 9.50%, 2/15/04                     B3    $   574 $  482,097
          (/8/) American Telecasting, Inc.
                 Sr. Discount
                 Notes
                 0.00%, 6/15/04                    Caa         75     44,250
          (/8/) Australis Media
                 Ltd.
                 Yankee Sr. Sub. Disc. Notes
                 0.00%, 5/15/03                     B3        225    134,437
         (/11/) Cablevision Industries Corp.
                 Sr. Debentures
                 9.25%, 4/1/08                      B1        500    531,250
         (/11/) Chancellor Broadcasting Co.
                 Gtd. Sr. Sub.
                 Notes
                 12.50%, 10/1/04                    B3        500    527,500
                Citicasters, Inc., Series B
                 Sr. Sub. Notes
                 9.75%, 2/15/04                    N/R        500    500,000
         (/11/) Continental Cablevision, Inc.
                 Sr. Sub.
                 Debentures
                 11.00%, 6/1/07                     B1        500    552,500
          (/8/) Dial Call Communications
                 Sr. Discount
                 Notes
                 0.00%, 4/15/04                    Caa        500    260,000
   (/4/) (/11/) Falcon Holdings Group L.P.
                 Sr. Sub. Notes
                 11.00%, 9/15/03                   N/R        649    610,393
                Galaxy Telecommunications L.P.
                 Sr. Sub. Notes
                 12.375%, 10/1/05                   B3        200    199,500
          (/8/) Helicon Group
                 L.P.
                 Sr. Secured
                 Notes
                 9.00%, 11/1/03                    Caa        650    611,000
          (/8/) Imax Corp.,
                 Series B
                 Yankee Sr. Notes
                 7.00%, 3/1/01                      B1        250    235,000
                Intermedia Communications
                 of Florida,
                 Inc.
                 Series B, Sr.
                 Notes
                 13.50%, 6/1/05                     B3        300    319,500
                Jones
                 Intercable,
                 Inc.
                 Sr. Sub.
                 Debentures
                 11.50%, 7/15/04                    B1        500    546,250
                Metrocall, Inc.
                 Sr. Sub. Notes
                 10.375%, 10/1/07                   B2        250    253,750
   (/8/) (/11/) MFS Communications Co.,
                 Inc.
                 Discount Notes
                 0.00%, 1/15/04                     B2        500    378,750
                Mobile
                 Telecommunications
                 Technologies Corp.
                 Sr. Sub. Notes
                 13.50%, 12/15/02                   B2        250    280,000
          (/8/) Nextel
                 Communications
                 Sr. Notes
                 0.00%, 8/15/04                     B3        500    246,250

                NWCG Holding Corp.
                 Sr. Discount
                 Notes
                 Zero Coupon,
                 6/15/99                          Caa    $   400  $  266,000
          (/8/) Pagemart Nationwide,
                 Inc.
                 Sr. Disc. Notes
                 0.00%, 2/1/05                    N/R      1,000     645,000
                Paging Network,
                 Inc.
                 Sr. Sub. Notes
                 10.125%, 8/1/07                     B2        500     520,000
          (/8/) PriCellular Wireless
                 Corp.
                 Sr. Discount
                 Notes
                 0.00%, 10/1/03                      B3        350     248,500
                 PTI Holdings
                 Sub. Notes
                 Zero Coupon, 12/17/02              N/R        507     304,149
                Scott Cable
                 Communications, Inc.
                 Sub. Debentures
                 12.25%, 4/15/01                     B3        500     335,000
    (/2/) (/6/) Simmons Cable
                 Sr. Sub. Notes
                 15.747%, 4/30/96                   N/R        500     260,000
                Sinclair
                 Broadcast Group
                 Sr. Sub. Notes
                 10.00%, 9/30/05                     B1        250     254,375
                Spanish Broadcasting Systems
                 Sr. Notes
                 7.50%, 6/15/02                      B3        500     491,250
         (/11/) United International Holdings
                 Sr. Sec. Debentures
                 Zero Coupon, 1/15/99                B3      1,000     640,000
                Univision
                 Network Holding
                 Sub. Notes
                 Zero Coupon, 12/17/02              N/R        573     343,845
          (/8/) Videotron Holdings plc
                Yankee Discount Notes
                 0.00%, 8/15/05                      B3      1,000     660,000
                                                                   -----------
              GROUP TOTAL                                           11,680,546
                                                                   -----------
--------------------------------------------------------------------------------
------------
 CONSUMER PRODUCTS (6.5%)
              American Rice,
               Inc.
              Secured Mortgage Notes
               13.00%, 7/31/02                     B3        250     236,250
              Fort Howard
               Corp.
               Sub. Notes
               10.00%, 3/15/03                     B2        500     495,000
              Health O Meter,
               Inc.
               Gtd. Sr. Sub
               Notes
               13.00%, 8/15/02                     B3        500     455,000
              Jordan
               Industries
               Sr. Notes
               10.375%, 8/1/03                     B3        500     467,500
     (/11/) Mail-Well Corp.
              Sr. Sub. Notes
              10.50%, 2/15/04                     B3        500     485,000
        (/8/) Mail-Well Holdings, Inc.
              Sr. Deferred
              Notes
              0.00%, 2/15/06                     N/R        250     150,000

                                                      Face
                                            Moody's  Amount
                                            Ratings  (000)      Value

------------------------------------------------------------------------
------------
                Marvel III Holdings,
       (/11/)    Inc.
                 Series B
                 Sr. Secured Debentures
                 9.125%, 2/15/98               Caa    $   700  $  651,000
    (/3/) (/6/) Renaissance Cosmetics
                 Sr. Notes
                 13.75%, 8/15/01               N/R        500     497,500
                Revlon Consumer
                 Products, Inc., Series B
                 Sr. Sub. Notes
                 10.50%, 2/15/03                B3        450     454,500
                Revlon Worldwide
                 Sr. Secured
                 Notes
                 Zero Coupon, 3/15/98           B3        250     182,812
   (/8/) (/11/) Specialty Foods
                 Acquisition
                 Corp.
                 Series B
                 Sr. Secured Debentures
                 0.00%, 8/15/05                 Ca      1,500     780,000
          (/9/) Thermoscan, Inc.
                 Sr. Sub. Notes
                 13.5625%,
                 8/15/01                       N/R        500     515,000
                                                              -----------
                GROUP TOTAL                                     5,369,562
                                                             ------------
-------------------------------------------------------------------------
------------
 FINANCE (0.5%)
          (/3/) GPA Holland B.V.
                 Medium Term Notes
                 8.625%, 1/15/99               Caa        500     430,625
                                                             ------------
-------------------------------------------------------------------------
------------
 INDUSTRIAL (11.8%)
          (/3/) Alpine Group,
                 Inc.
                 Gtd. Sr. Notes
                 12.25%, 7/15/03                B3        750     688,125
         (/11/) Arcadian Partners L.P.
                 Series B, Sr.
                 Notes
                 10.75%, 5/1/05                 B2        500     526,250
         (/11/) Armco, Inc.
                 Sr. Notes
                 11.375%,
                 10/15/99                       B2        500     517,500
                Bayou Steel
                 Corp.
                First Mortgage Notes
                 10.25%, 3/1/01                 B2        300     284,250
                Berg
                 Electronics,
                 Inc.
                 Gtd. Sub. Debentures
                 11.375%, 5/1/03                B3        500     530,000
                Container Corp.
                 of America
                 Gtd. Notes
                 9.75%, 4/1/03                  B2        250     251,250
         (/11/) Doman Industries Ltd.
                 Yankee Gtd. Sr. Notes
                 8.75%, 3/15/04                Ba3        650     630,500
                Geneva Steel Co.
                 Sr. Notes
                 9.50%, 1/15/04                 B1        250     186,250
         (/11/) Genmar Holdings, Series A
                 Sr. Sub. Notes
                 13.50%, 7/15/01                B3        500     487,500

                GNF Corp.
                 First Mortgage Notes
                 10.625%, 4/1/03                B2        500     437,500
   (/8/) (/11/) Harris Chemical N.A.
                 Sr. Secured Debentures
                 0.00%, 7/15/01                 B2        500     442,500
                Huntsman Corp.
                 First Mortgage Notes
                 11.00%, 4/15/04                B1        500     542,500
------------
          (/8/) INDSPEC Chemical Corp.
                 Sr. Sub. Notes
                 0.00%, 12/1/03                   B3    $   750  $  506,250
                Malette, Inc.
                 Sr. Secured Debentures
                 12.25%, 7/15/04                 Ba3        250     277,500
                NL Industries
                 Sr. Secured Debentures
                 11.75%, 10/15/03                 B1        250     263,750
          (/8/)  0.00%, 10/15/05                  B2        400     297,000
                Presley
                 Companies
                 Sr. Notes
                 12.50%, 7/1/01                   B3        250     208,750
                Repap Wisconsin,
                 Inc.
                 Sr. Secured Debentures
                 9.875%, 5/1/06                   B3        250     241,250
                Republic
                 Engineered Steel
                First Mortgage Bonds
                9.875%, 12/15/01                 B2        350     326,375
         (/11/) Stone-Consolidated Corp.
                 Sr. Secured Debentures
                 10.25%, 12/15/00                 B1        500     527,500
                Trans-Resources,
                 Inc.
                 Sr. Sub. Notes
                 11.875%, 7/1/02                  B2        500     470,000
                UCC Investor Holdings, Inc.
                 Sr. Sub. Notes
                 11.00%, 5/1/03                   B3        500     511,250
                WCI Steel, Inc., Series B
                 Sr. Notes
                 10.50%, 3/1/02                   B1        200     195,000
         (/11/) WHX Corp.
                 Sr. Notes
                 9.375%, 11/15/03                 B1        500     457,500
                                                               -----------
                GROUP TOTAL                                      9,806,250
                                                               -----------
--------------------------------------------------------------------------
------------
 MANUFACTURING (12.6%)
   (/8/) (/11/) American Standard, Inc.
                 Sr. Sub.
                 Debentures
                 0.00%, 6/1/05                    B1        500     406,250
         (/11/) Associated
                 Materials, Inc.
                 Sr. Sub. Notes
                 11.50%, 8/15/03                  B3        500     460,000
                Atlantis Group,
                 Inc.
                 Sr. Notes
                 11.00%, 2/15/03                  B2        500     460,000
         (/11/) Consoltex Group,
                 Inc.
                 Series B
                 Gtd. Sr. Sub. Notes
                 11.00%, 10/1/03                  B2        500     470,000
          (/8/) Crown Packaging Holdings
                 Series B, Sr. Sub. Notes
                 0.00%, 11/1/03                  Caa      1,300     591,500
         (/11/) Domtar, Inc.
                 Yankee
                 Debentures
                 11.25%, 9/15/17                 Ba1        500     530,000
         (/11/) Gaylord
                 Container Corp.
                 Sr. Notes
                 11.50%, 5/15/01                  B3        250     260,000
          (/8/) Sr. Sub. Debentures
                 0.00%, 5/15/05                  Caa        500     492,500
         (/11/) G.I. Holdings, Inc., Series B
                 Sr. Deferred
                 Notes
                 Zero Coupon, 10/1/98            Ba3      1,000     725,000
   (/8/) (/11/) Ivex Holdings
                 Corp.
                 Sr. Debentures
                 0.00%, 3/15/05                  Caa      1,250     725,000

                                                       Face
                                              Moody's Amount
                                              Ratings  (000)     Value
-------------------------------------------------------------------------
------------
              MVE Inc.
               Sr. Secured Debentures
               12.50%, 2/15/02                    B3   $   500  $  530,000
              Rexene Corp.
               Sr. Notes
               11.75%, 12/1/04                    B1       400     429,000
        (/6/) Rotor Tool
               Company
               Sr. Sub. Notes
               12.375%, 4/1/97                   N/R       438     394,200
              Selmer Company, Inc.
               Sr. Sub. Notes
               11.00%, 5/5/05                    N/R       500     485,000
              Sheffield Steel
               Corp.
              First Mortgage Notes
               12.00%, 11/1/01                   N/R       500     460,000
        (/8/) Silgan Holdings,
               Inc.
               Sr. Debentures
               0.00%, 12/15/02                    B3       500     467,500
              Specialty Equipment Co., Inc.
               Sr. Sub. Notes
               11.375%, 12/1/03                   B3       700     729,750
              Stone Container Corp.
               Sr. Notes
               9.875%, 2/1/01                     B1       250     246,875
              Synthetic
               Industries, Inc.
               Sr. Sub. Notes
               12.75%, 12/1/02                    B3       500     485,000
              Tracor, Inc.,
               Series A
               Gtd. Sr. Sub. Notes
               10.875%, 8/15/01                   B2       250     260,000
       (/11/) U.S. Leather,
               Inc.
               Sr. Notes
               10.25%, 7/31/03                    B2       700     588,000
        (/3/) Walbro Corp.
               Gtd. Sr. Notes
               9.875%, 7/15/05                   Ba3       250     246,250
                                                               -----------
              GROUP TOTAL                                       10,441,825
                                                               -----------
--------------------------------------------------------------------------
------------
 OIL, GAS & ELECTRIC (3.2%)
       (/11/) Falcon Drilling Co.,
               Inc.
               Series B, Sr.
               Notes
               9.75%, 1/15/01                     B2       375     375,000
              Forest Oil Corp.
               Sr. Sub. Notes
               11.25%, 9/1/03                     B3       500     470,000
       (/11/) Gulf Canada Resources
               Ltd.
               Sr. Sub. Debentures
               9.25%, 1/15/04                    Ba3       500     496,250
              Mesa, Inc.
               Secured Notes
               12.75%, 6/30/98                   Caa       500     461,250
              Southeastern
               Public Services
               Co.
               Sr. Sub. Debentures
               11.875%, 2/1/98                   Caa       314     312,038
       (/11/) Wilrig A/S
               Sr. Secured Debentures
               11.25%, 3/15/04                    B2       500     540,000
                                                               -----------
              GROUP TOTAL                                        2,654,538
                                                               -----------
--------------------------------------------------------------------------
------------
 RETAIL TRADE (8.2%)
              Big V
       (/11/) Supermarkets, Inc.
               Sr. Sub. Notes
               11.00%, 2/15/04                    B3       500     405,000
       (/11/) Brylane L.P.
                Gtd. Sr. Sub.
                Notes
                10.00%, 9/1/03                     B2   $   500 $   465,000
              County Seat
               Stores, Inc.
               Sr. Sub. Notes
               12.00%, 10/1/02                    B3       500     467,500
       (/11/) Dairy Mart Conveniences
               Stores, Inc.
               Sr. Sub. Notes
               10.25%, 3/15/04                    B3       626     525,840
              Duane Reade
               Corp.
               Sr. Notes
               12.00%, 9/15/02                    B3       500     440,000
       (/11/) Farm Fresh, Inc.
               Series A, Sr.
               Notes
               12.25%, 10/1/00                    B2       150     129,750
               Sr. Notes
               12.25%, 10/1/00                    B2       500     432,500
              Finlay Fine Jewelry Corp.
               Sr. Notes
               10.625%, 5/1/03                    B1       500     495,000
       (/11/) Great American Cookie
               Series B
               Sr. Sec.
               Debentures
               10.875%, 1/15/01                   B3       500     430,000
              Hills Stores
               Company
               Sr. Notes
               10.25%, 9/30/03                    B1       700     651,000
              Pathmark Stores
 (/8/) (/11/)  Jr. Sub. Notes
               0.00%, 11/1/03                     B3       850     550,375
               Sr. Sub. Notes
               9.625%, 5/1/03                     B2       500     492,500
              Ralphs Grocery
               Co.
               Sr. Sub. Notes
               11.00%, 6/15/05                    B3       500     467,500
        (/4/) Town & Country Corp.
               Sr. Sub. Notes
               13.00%, 5/31/98                   Caa       616     289,552
              Waban, Inc.
               Sr. Sub. Notes
               11.00%, 5/15/04                   Ba3       550     562,375
                                                               -----------
                GROUP TOTAL                                      6,803,892
                                                               -----------
---------------------------------------------------------------------------
------------
 SERVICES (9.4%)
              American
                 Banknote Corp.
                Series B, Sr.
                Notes
                11.625%, 8/1/02                    B2       250     162,500
       (/11/) American
                 Restaurant
                 Group, Inc.,
                 Series A
                 Notes
                12.00%, 9/15/98                    B2       500     365,000
       (/11/) Bally's Casino Holdings, Inc.
                Sr. Discount
                Notes
                Zero Coupon,
                6/15/98                            B2       600     456,000
              Bally's Park
                 Place Funding,
                 Inc.
                First Mortgage
                Notes
                9.25%, 3/15/04                    Ba3       250     242,500
       (/11/) Boomtown, Inc.
                First Mortgage
                Notes
                11.50%, 11/1/03                    B1       500     457,500
              Casino America,
                 Inc.
                First Mortgage
                Bonds
                11.50%, 11/15/01                   B1       500     480,000
              Comdata Network,
                 Inc.
                Sr. Sub.
                Debentures
                13.25%, 12/15/02                   B3       500     590,000

                                                      Face
                                             Moody's Amount
                                             Ratings  (000)     Value
------------------------------------------------------------------------
------------
         (/11/) Community Health
                 Systems
                 Sr. Sub.
                 Debentures
                 10.25%, 11/30/03               B2   $   250  $  267,500
                Elsinore Corp.
                 First Mortgage
                 Notes
                 12.50%, 10/1/00               N/R       100      50,000
                G.B. Property
                 Funding,
                 First Mortgage
                 Notes
                 10.875%, 1/15/04               B2       500     421,250
   (/4/) (/11/) General Medical
                 Corp.
                 Series A
                 Sub. Debentures
                 12.125%, 8/15/05               B3       626     647,910
         (/11/) Grand Casinos,
                 Inc.,
                 Series B
                 First Mortgage
                 Notes
                 12.50%, 2/1/00                Ba3       500     540,000
                Griffin Gaming &
                 Entertainment
                 Mortgage Notes
                 11.00%, 9/15/03               N/R       500     455,000
    (/4/) (/6/) Hemmeter Enterprises, Inc.
                 Sr. Notes
                 12.00%, 12/15/00              N/R       297     118,877
                Kloster Cruise
                 Ltd.
                 Secured Notes
                 13.00%, 5/1/03                Caa       500     360,000
                Motels of
                 America, Inc.
                 Series B
                 Sr. Sub. Notes
                 12.00%, 4/15/04                B3       250     250,000
                Solon Automated
                 Services
                 Sr. Notes
                 12.75%, 7/15/01                B1       500     500,000
                Trump Plaza Funding, Inc.
                 First Mortgage
                 Notes
                 10.875%, 6/15/01               B3       500     458,125
   (/4/) (/10/) Trump Taj Mahal Funding
                 Debentures
                 11.35%, 11/15/99              Caa       510     452,514
                Wright Medical Technology
                 Series B
                 Sr. Secured Debentures
                 10.75%, 7/1/00                 B3       500     502,500
                                                             -----------
                GROUP TOTAL                                    7,777,176
                                                             -----------
------------------------------------------------------------------------
------------
 TRANSPORTATION (0.7%)
                CHC Helicopter
                 Corp.
                Sr. Sub. Notes
                 11.50%, 7/15/02                B3       250     218,750
                USAir, Inc.
                 Gtd. Sr. Notes
                 10.00%, 7/1/03                 B3       500     412,500
                                                             -----------
                GROUP TOTAL                                      631,250
                                                             -----------
------------------------------------------------------------------------
------------
 TOTAL CORPORATE OBLIGATIONS
  (Cost $56,597,025)                                          55,595,664
                                                             -----------
------------------------------------------------------------------------
------------
 GOVERNMENT & AGENCY SECURITIES (2.5%)
------------------------------------------------------------------------
------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION (2.5%)
                October 30 yr. TBA
                8.00%, 3/15/25                 Aaa     2,000   2,045,620
                                                             -----------
------------------------------------------------------------------------
------------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.0%)
                Graduated Payment
                12.75%, 11/15/13               Aaa        28      31,595
                                                             -----------
------------------------------------------------------------------------
------------
 TOTAL GOVERNMENT & AGENCY SECURITIES
  (Cost $2,062,532)                                           $2,077,215
                                                             -----------
------------------------------------------------------------------------
------------
 COLLATERALIZED SECURITY (1.3%)
------------------------------------------------------------------------
------------
 COLLATERALIZED MORTGAGE OBLIGATIONS (1.3%)
               (/11/) Drexel, Burnham, & Lambert Trust
                       REMIC-PAC, Series S-2
                      9.00%, 8/1/18             Aaa  $ 1,040   1,056,758
                                                             -----------
------------------------------------------------------------------------
------------
 TOTAL COLLATERALIZED SECURITY
  (Cost $1,074,319)                                            1,056,758
                                                             -----------
------------------------------------------------------------------------
------------
 ASSET BACKED OBLIGATIONS (7.7%)
------------------------------------------------------------------------
------------
                (/11/) Green Tree Financial Corp.
                       Manufactured Housing
                       Installment Sale Contracts
                       Series 1993-4, Class B1
                       7.20%, 1/15/19          Baa3    1,768   1,732,640
                (/9/) Merrill Lynch Home Equity
                       Acceptance Trust
                       Series 1994-A, Class A2
                       6.625%, 7/17/22           A3    1,541   1,538,506
                      Merrill Lynch Home
                       Equity Loan Corp.,
                       Series 1991-1 Class B
                       9.30%, 5/15/16           N/R    3,000   2,903,430
         (/3/) (/11/) Resolution Trust Co.
                       Series 1994-N1A, Class 2
                       6.00%, 1/15/04          Baa2      194     193,265
------------------------------------------------------------------------
------------
 TOTAL ASSET BACKED OBLIGATIONS
  (Cost $6,680,977)                                            6,367,841
                                                             -----------
------------------------------------------------------------------------
------------
                                                      Shares
------------------------------------------------------------------------
------------
 COMMON STOCKS (1.0%)
------------------------------------------------------------------------
------------
 COMMUNICATIONS (0.0%)
                      Pagemart, Inc.                   3,500           0
                                                             -----------
------------------------------------------------------------------------
------------
 CONSUMER PRODUCTS (0.6%)
   (/1/)(/5/)(/6/) Applause Enterprises, Inc.
                    (acquired 11/8/91, cost $72,200)   1,900       6,650
   (/1/)(/5/)(/6/) Dr. Pepper Bottling Holdings, Inc.
                    (acquired 10/21/88,
                    cost $54,000)                     60,000     210,000
             (/1/) Mail-Well, Inc.                     1,250           0
             (/1/) Specialty Foods, Inc.              22,500      28,125
   (/1/)(/5/)(/6/) TLC Beatrice International Holdings, Inc.
                    (acquired 11/26/91,
                    cost $307,500)                     7,500     225,000
                                                             -----------
                   GROUP TOTAL                                   469,775
                                                             -----------
------------------------------------------------------------------------
------------
 FINANCE (0.0%)
 (/1/)(/5/)(/6/)(/7/) Westfed Holdings, Inc., Series B
                       (acquired 9/20/88, cost $127)   4,223           0
                                                             -----------
------------------------------------------------------------------------
------------
 MANUFACTURING (0.4%)
   (/5/)(/6/)(/7/) CIC I Acquisition Corp.
                    (acquired 10/18/89,
                    cost $1,076,725)                   2,944     200,192
             (/1/) Polyvision Corp.                    3,211      10,034
                   Thermoscan Inc., Class B            6,500     104,000
                                                             -----------
                   GROUP TOTAL                                   314,226
                                                             -----------
------------------------------------------------------------------------
------------



                                                      Shares   Value
-----------------------------------------------------------------------
------------
 RETAIL TRADE (0.0%)
      (/1/)(/5/)(/6/) Jewel Recovery L.P.
                       (acquired 7/30/93, cost $0)    33,040 $        0
                                                             ----------
-----------------------------------------------------------------------
------------
 SERVICES (0.0%)
          (/1/) (/3/) Motels of America, Inc.            250     18,750
                                                             ----------
-----------------------------------------------------------------------
------------
 TOTAL COMMON STOCKS
  (Cost $1,620,461)                                             802,751
                                                             ----------
-----------------------------------------------------------------------
------------
 PREFERRED STOCKS (1.9%)
-----------------------------------------------------------------------
------------
 COMMUNICATIONS (0.3%)
                (/3/) SD Warren Co.                    8,000    248,000
                                                             ----------
-----------------------------------------------------------------------
------------
 FINANCE (0.0%)
 (/1/)(/5/)(/6/)(/7/) Westfed Holdings, Inc., Class
                       A (acquired 9/20/88-6/18/93,
                       cost $1,203,480)               14,246          0
                                                             ----------
-----------------------------------------------------------------------
------------
 MANUFACTURING (0.6%)
                      Alpine Group, Inc.               1,664     74,880
          (/3/) (/6/) BCP/Essex Holdings, Series A    15,562    400,722
                                                             ----------
                      GROUP TOTAL                               475,602
                                                             ----------
-----------------------------------------------------------------------
------------
 OIL, GAS & ELECTRIC (1.0%)
                (/1/) Consolidated Hydro, Inc.,
                       Class H                         1,500    817,500
                                                             ----------
-----------------------------------------------------------------------
------------
 TOTAL PREFERRED STOCKS
  (Cost $2,586,619)                                           1,541,102
                                                             ----------
-----------------------------------------------------------------------
------------
 WARRANTS (0.3%)
-----------------------------------------------------------------------
------------
                (/1/) American Telecasting, Inc.,
                       expiring 6/23/99                  360        360
                (/1/) Australia Media Ltd.,
                       expiring 5/15/00                  225          0
          (/1/) (/3/) Boomtown, Inc., expiring
                       11/1/98                           500          0
                (/1/) Casino America Corp.,
                       expiring 11/15/95               1,632          0
                (/1/) Casino Magic Corp.,
                       expiring 10/14/96               3,000        150
                (/1/) CHC Helicopter,
                       expiring 12/15/00               2,000      2,000
                (/1/) Consolidated Hydro, Inc.,
                       expiring 12/31/03               2,700     13,500
                (/1/) County Seat Stores,
                       expiring 10/15/98                 500        750
          (/1/) (/6/) Crown Packaging Holdings Ltd.,
                       expiring 11/1/03                1,000     25,000
                (/1/) Dial Call Communications,
                       expiring 4/25/99                  500      1,000
          (/1/) (/3/) Elsinore Corp., expiring
                       10/8/98                         5,329          0
          (/1/) (/3/) Great American Cookie,
                       expiring 1/30/00                   90          0
                (/1/) Health O Meter, expiring
                       8/15/02                           500          0
                (/1/) Hemmeter, expiring 12/15/99      3,000          0
                (/1/) Intermedia Communications of
                       Florida, Inc., expiring
                       6/1/00                            300      3,000
                (/1/) MVE Inc., expiring 2/15/02         500          0
                (/1/) Presidential Riverboat
                       Casinos,
                       expiring 9/23/96                3,000          0
          (/1/) (/3/) Purity Supreme, expiring
                       8/1/97                              1,733          0
          (/1/) (/3/) Renaissance Cosmetics,
                       expiring 4/3/01                     1,000     17,500
                (/1/) SD Warren Co., expiring
                       12/15/06                            8,000     56,000
------------
           (/1/) Sheffield Steel Corp.,
                  expiring 11/1/01                         2,500 $   12,500
           (/1/) Spanish Broadcasting
                  System, expiring 6/29/99                   500    100,000
           (/1/) United International Holdings,
                  expiring 11/15/99                          600          0
     (/1/) (/3/) Wright Medical Technology,
                  expiring 6/30/03                           206     33,971
---------------------------------------------------------------------------
------------
 TOTAL WARRANTS
  (Cost $177,321)                                                   265,731
                                                                 ----------
---------------------------------------------------------------------------
------------
                                                       Face
                                         Moody's      Amount
                                         Ratings      (000)
---------------------------------------------------------------------------
------------
 UNITS (2.5%)
---------------------------------------------------------------------------
------------
                 Cellular
                  Communications, Inc.
                  Zero Coupon, 8/15/00         B3         $1,000    550,000
                 Horseshoe Gaming
                  12.75%, 9/15/00             N/R            250    245,000
 (/3/)(/6/)(/8/) In-Flight Phone Corp.
                  0.00%, 5/15/02              Caa            500    200,000
     (/3/) (/8/) Intelcom Group, Inc.
                  0.00%, 9/15/05              N/R            350    196,000
                 Pegasus Media &
                  Communications
                  12.50%, 7/1/05               B3            500    502,500
           (/3/) Terex Corp.
                  13.75%, 5/15/02             Caa            500    410,000
---------------------------------------------------------------------------
------------
 TOTAL UNITS
  (Cost $2,304,805)                                               2,103,500
                                                                 ----------
---------------------------------------------------------------------------
------------
 TOTAL DOMESTIC SECURITIES
  (Cost $73,104,059)                                             69,810,562
                                                                 ----------
---------------------------------------------------------------------------
------------
 FOREIGN INCOME SECURITIES (15.0%)
---------------------------------------------------------------------------
------------
 GOVERNMENT OBLIGATIONS (15.0%)
---------------------------------------------------------------------------
------------
 DENMARK
                 Kingdom of Denmark
                 8.00%, 3/15/06               Aaa        DK 5200    928,625
 FRANCE
                 Government of France
                  Debenture
                  7.50%, 4/25/05              Aaa       FF 7,000  1,447,691
                 Government of France
                  Treasury Bill
                  4.75%, 4/12/99              Aaa          7,000  1,336,313
 GERMANY
                 Deutsche Bondesbank
                  Debentures
                 6.75%, 7/15/04               Aaa       DM 6,000  4,225,159
 SWEDEN
                 Kingdom of Sweden
                 11.00%, 1/21/99              Aa1      SK 10,000  1,506,286
 UNITED KINGDOM
                 United Kingdom Treasury
                 6.00%, 8/10/99                 A (L)      2,000  2,996,509
---------------------------------------------------------------------------
------------
 TOTAL GOVERNMENT OBLIGATIONS
  (Cost $11,320,029)                                             12,440,583
                                                                 ----------
---------------------------------------------------------------------------
------------

                                        Face
                              Moody's  Amount
                              Ratings  (000)     Value


----------------------------------------------------------
------------
 TOTAL FOREIGN INCOME SECURITIES
  (Cost $11,320,029)                          $12,440,583
                                              -----------
----------------------------------------------------------
------------
 SHORT-TERM INVESTMENT (2.3%)
----------------------------------------------------------
------------
 REPURCHASE AGREEMENT (2.3%)
           Sanwa Securities,
            6.20%, dated 9/29/95,
            due 10/2/95, to be
            repurchased at
            $1,952,008,
            collateralized by
            $1,844,000 U.S. Treasury
            Notes 7.75%, due
            12/31/99,
            valued at $1,990,123
            (Cost $1,951,000)          $1,951   1,951,000
                                              -----------
----------------------------------------------------------
------------
 TOTAL INVESTMENTS (101.4%)
  (Cost $86,375,088)                           84,202,145
                                              -----------
----------------------------------------------------------
------------
 LIABILITIES IN EXCESS OF
  OTHER ASSETS (-1.4%)                         (1,178,166)
                                              -----------
----------------------------------------------------------
------------
 NET ASSETS (100%)
  Applicable to 8,454,140 issued and
   outstanding $.001 par value shares
   (authorized 100,000,000 shares)            $83,023,979
                                              -----------
----------------------------------------------------------
------------
 NET ASSET VALUE PER SHARE                          $9.82
                                                    -----
----------------------------------------------------------
------------

(L)--British Pound.
DK--Danish Krone.
DM--Deutsche Mark.
FF--French Franc.
SK--Swedish Krona.
N/R--Not Rated.
PAC--Planned Amortization Class
REMIC--Real Estate Mortgage Investment Conduit.
(/1/)  Non-income producing security.
(/2/)  Defaulted security.
(/3/)  144ASecurity. Certain conditions for public sale may exist.
(/4/)  Payment in kind bond. Market value includes accrued interest.
(/5/) Restricted as to private and public resale. Total cost of restricted securities at September 30, 1995 aggregated $2,714,032. Total market value of restricted securities owned at September 30, 1995 was $641,842 or 0.8% of net assets.
(/6/)  Private Placement.
(/7/) Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.
(/8/) Step Bond--Coupon rate is low or zero for an initial period and then increases to a higher coupon rate thereafter.
(/9/) Floating Rate--The interest rate changes on these instruments based upon a designated base rate. The rates shown are those in effect at September 30, 1995.
(/10/) 9.375% of 11.35%represents amount paid in cash, the remainder is payment in kind.
(/11/) A portion of this security was pledged as collateral for delayed delivery securities.

                                       8